37) Other liabilities (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Impacts on the statement of income
Expenses of depreciation	R$ 839,177	R$ 854,620
Interest and similar expenses	398,210	393,879
Expenses of the foreign exchange variation	67,291	15,461
Expenses	1,304,678	1,263,960
Expenses short-term contracts	1,695	11,732
Not later than one year [member]
Maturity of the leases
Financial liabilities	942,039	1,037,679
1 to 5 years [member]
Maturity of the leases
Financial liabilities	2,760,546	3,007,071
More than 5 years [member]
Maturity of the leases
Financial liabilities	R$ 1,575,473	R$ 1,680,210